Northern Lights Fund Trust III

Swan Defined Risk Fund and Swan Defined Risk Emerging Markets Fund

Incorporated herein by reference is the definitive version of the prospectus supplement for the Swan Defined Risk Fund and Swan Defined Risk Emerging Markets Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 11, 2014, (SEC Accession No. 0000910472-14-005748).